Investment in an Associate - Schedule of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Investment in an Associate [Abstract]
Beginning balance	$ 254
Cost of acquisition		257
Share of results of an associate	(54)	(3)
Loss of disposal of an associate	(100)
Consideration received	(50)
Consideration receivables transferred to other receivables	(50)
Ending balance		$ 254